Basis of Presentation and Summary of Significant Accounting Policies - Advertising Expenses (Detail) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 26, 2015 USD ($)	Sep. 27, 2014 USD ($)	Sep. 26, 2015 USD ($)	Sep. 27, 2014 USD ($)	Dec. 27, 2014 USD ($)	Dec. 28, 2013 USD ($)	Dec. 29, 2012 USD ($)
Business Combination Segment Allocation [Line Items]
Percentage of revenue collected for advertising fund			0.02		0.02
Advertising expense	$ 204	$ 241	$ 702	$ 768	$ 1,600	$ 1,500	$ 1,300
Selling, General and Administrative Expenses [Member] | Corporate Segment [Member]
Business Combination Segment Allocation [Line Items]
Franchise advertising fund discretionary contributions	0	285	928	1,017	1,500	1,400	1,300
Cost of Sales [Member] | Company Segment [Member]
Business Combination Segment Allocation [Line Items]
Franchise advertising fund expenses	$ 151	$ 139	$ 465	$ 442	$ 588	$ 575	$ 531